Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	$ 101,327	$ 36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)
Issuance of shares net	$ 12	$ 0	64,308	0	64,320
Issuance of shares, net, shares	4,025,000
Exercise of share options and RSUs	$ 2	0	627	0	629
Exercise of share options and RSUs, shares	597,999
Share-based compensation expense	$ 0	0	4,235	0	4,235
Net Income (Loss) Attributable to Parent	0	0	0	21,778	21,778
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)
Exercise of share options and RSUs	$ 1	$ 0	270	0	271
Exercise of share options and RSUs, shares	573,665
Share-based compensation expense	$ 0	0	5,815	0	5,815
Net Income (Loss) Attributable to Parent	0	0	0	60,277	60,277
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	176,582	118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)			43,846,643
Exercise of share options and RSUs	$ 3	$ 0	0	0	$ 3
Exercise of share options and RSUs, shares	566,299
Share-based compensation expense	$ 0	0	10,523	0	10,523
Net Income (Loss) Attributable to Parent	0	0	0	79,949	79,949
Balance, value at Dec. 31, 2022	$ 175	$ (1,898)	$ 187,105	$ 198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318	(2,092,376)			44,412,942